Loans, financing and debentures - Breakdown by maturity – non-current (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (88,745,316)	R$ (90,934,144)
2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,168,471)
2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,787,002)
2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,595,035)
2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(15,843,668)
Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(14,715,162)
Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(36,635,978)
Bonds | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(43,413,352)
Bonds | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,819,461)
Bonds | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,814,765)
Bonds | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,712,403)
Bonds | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,505,245)
Bonds | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,382,392)
Bonds | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(19,179,086)
Panda Bonds - CNH [Member] | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(913,444)
Panda Bonds - CNH [Member] | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds - CNH [Member] | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(913,444)
Panda Bonds - CNH [Member] | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds - CNH [Member] | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds - CNH [Member] | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds - CNH [Member] | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Export credits (“export prepayments”) | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(17,380,390)
Export credits (“export prepayments”) | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,037,475)
Export credits (“export prepayments”) | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,414,383)
Export credits (“export prepayments”) | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,405,125)
Export credits (“export prepayments”) | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,749,512)
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,098,539)
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(675,356)
Assets Financing | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(230,100)
Assets Financing | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(53,002)
Assets Financing | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(106,043)
Assets Financing | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(64,981)
Assets Financing | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(6,074)
Assets Financing | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(47,633)
Assets Financing | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,415)
Assets Financing | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(19,115)
Assets Financing | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(19,035)
Assets Financing | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(68)
ECA - Export Credit Agency | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(678,500)
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(678,500)
IFC - International Finance Corporation | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,133,777)
IFC - International Finance Corporation | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(275,887)
IFC - International Finance Corporation | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,403,687)
IFC - International Finance Corporation | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,282,794)
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,171,409)
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(55,403)
BNDES – TJLP [Member] | Country of domicile | 2026 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(43,770)
BNDES – TJLP [Member] | Country of domicile | 2027 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,674)
BNDES – TJLP [Member] | Country of domicile | 2028 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,674)
BNDES – TJLP [Member] | Country of domicile | 2029 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,674)
BNDES – TJLP [Member] | Country of domicile | Later than five years and not later than six years | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(611)
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,715,727)
BNDES – TLP [Member] | Country of domicile | 2026 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(61,276)
BNDES – TLP [Member] | Country of domicile | 2027 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(163,091)
BNDES – TLP [Member] | Country of domicile | 2028 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(160,257)
BNDES – TLP [Member] | Country of domicile | 2029 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(146,084)
BNDES – TLP [Member] | Country of domicile | Later than five years and not later than six years | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(364,721)
BNDES – TLP [Member] | Country of domicile | Later than six years [Member] | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,820,298)
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(617,288)
BNDES – SELIC [Member] | Country of domicile | 2026 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(136,901)
BNDES – SELIC [Member] | Country of domicile | 2027 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(36,815)
BNDES – SELIC [Member] | Country of domicile | 2028 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(36,815)
BNDES – SELIC [Member] | Country of domicile | 2029 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(36,815)
BNDES – SELIC [Member] | Country of domicile | Later than five years and not later than six years | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(36,815)
BNDES – SELIC [Member] | Country of domicile | Later than six years [Member] | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(333,127)
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(67,981)
BNDES – TR | Country of domicile | 2026 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,145)
BNDES – TR | Country of domicile | 2027 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,734)
BNDES – TR | Country of domicile | 2028 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,734)
BNDES – TR | Country of domicile | 2029 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,734)
BNDES – TR | Country of domicile | Later than five years and not later than six years | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,734)
BNDES – TR | Country of domicile | Later than six years [Member] | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(46,900)
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(185,951)
BNDES - UMBNDES | Country of domicile | 2026 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,026)
BNDES - UMBNDES | Country of domicile | 2027 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,051)
BNDES - UMBNDES | Country of domicile | 2028 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,051)
BNDES - UMBNDES | Country of domicile | 2029 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,051)
BNDES - UMBNDES | Country of domicile | Later than five years and not later than six years | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,051)
BNDES - UMBNDES | Country of domicile | Later than six years [Member] | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(140,721)
NCE ("Export Credit Notes") | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(100,000)
NCE ("Export Credit Notes") | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCE ("Export Credit Notes") | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCR ("Rural producer certificate") | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,000,000)
NCR ("Rural producer certificate") | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,000,000)
NCR ("Rural producer certificate") | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,000,000)
Debentures [Member] | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,874,492)
Debentures [Member] | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(749,273)
Debentures [Member] | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(547,273)
Debentures [Member] | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,577,946)
Total in foreign currency [Member] | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(67,749,563)
Total in foreign currency [Member] | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,909,938)
Total in foreign currency [Member] | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,524,522)
Total in foreign currency [Member] | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(7,586,196)
Total in foreign currency [Member] | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(15,543,625)
Total in foreign currency [Member] | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,652,340)
Total in foreign currency [Member] | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(20,532,942)
Total in local currency [Member] | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(20,995,753)
Total in local currency [Member] | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(258,533)
Total in local currency [Member] | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(262,480)
Total in local currency [Member] | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,008,839)
Total in local currency [Member] | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(300,043)
Total in local currency [Member] | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,062,822)
Total in local currency [Member] | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (16,103,036)